Trade and Other Receivables and Assets (Schedule of Trade and Other Receivables and Assets) (Details) - EUR (€) € in Thousands		Jun. 30, 2018	Dec. 31, 2017
Other receivables
Government authorities		€ 2,560	€ 2,306
Income receivable		3,686	3,436
Interest receivable		189	153
Current tax		235	48
Current Maturities of loan to an equity accounted investee		2,424	3,165
Trade receivable		382	407
Forward contracts	[1]	724	580
Prepaid expenses and other		453	550
Total Current Assets and other receivables		10,653	10,645	[2]
Long term receivables
Advance tax payment		854	1,078
Forward contracts	[1]		12
Annual rent deposits		31	30
Other		420	415
Total Non current Assets and Long term receivables		€ 1,305	€ 1,535

[1]	In November 2016, the Company closed euro/USD forward contracts with an accumulated profit of approximately €4,255 thousand (approximately $4,474 thousand). Proceeds of approximately €3,076 thousand (approximately $3,646 thousand) were received during 2017 and 2018 and the remaining proceeds of approximately €710 thousand (approximately $828 thousand) are expected to be received between July 2018 and March 2019 (depending on the relevant dates of the forward positions). In December 2017, the Company closed euro/USD forward contracts with an accumulated loss of approximately €497 thousand (approximately $597 thousand) and in January 2018, the Company closed euro/USD forward contracts with an accumulated loss of approximately €631 thousand (approximately $735 thousand).
[2]	The data was taken from the audited annual financial statements.